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July 30, 2004

EDGAR Postmaster, BDM: Postmaster

                 Re:     SunAmerica Income Funds
                         Securities Act File No. 33-6502
                         Post-Effective Amendment No. 37

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the registrant, dated July 27, 2004, no changes were made to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 37 to the registrant's Registration Statement on Form N-1A, which was filed electronically with the Commission on July 27, 2004.

                                                 Very truly yours,


                                                 /s/ Joseph P. Kelly
                                                 -------------------
                                                 Name: Joseph P. Kelly
                                                 Title:   Associate Counsel